Capital Commitment (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017
US VR Global Inc. [Member]
Capital Commitment
11.	CAPITAL COMMITMENT

For the period ended
December 31, 2017
Authorised and contracted for	$2,330,000

Analysed as follows:
Theme park	$2,330,000